Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 6,992	$ 1,723	$ 394
Costs and operating expenses:
Cost of services	(3,367)	(953)	(336)
Cloud infrastructure	(4,777)	(2,814)	(1,262)
Research and development	(22,573)	(12,077)	(8,194)
Sales and marketing	(21,761)	(9,435)	(5,168)
General and administrative	(22,059)	(11,904)	(2,515)
Depreciation and amortization	(2,749)	(532)	(147)
Contingent consideration income	8,954	0	0
Impairment of goodwill	(49,686)	0	0
Impairment of intangible assets	(22,355)	0	0
Total costs and operating expenses	(140,373)	(37,715)	(17,622)
Operating loss	(133,381)	(35,992)	(17,228)
Financial income (expenses), net	2,455	5,280	(2,737)
Loss before income tax expense	(130,926)	(30,712)	(19,965)
Income tax expense	(146)	(222)	(76)
Net loss	$ (131,072)	$ (30,934)	$ (20,041)
Net loss per share attributable to ordinary shareholders, basic	$ (14.21)	$ (6.7)	$ (9.8)
Net loss per share attributable to ordinary shareholders, diluted	$ (14.21)	$ (6.7)	$ (9.8)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	9,224,186	4,614,860	2,044,951
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	9,224,186	4,614,860	2,044,951
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	$ (4,791)	$ 0	$ 0
Unrealized losses on available-for-sale marketable securities, net	(59)	0	0
Other comprehensive loss	(4,850)	0	0
Comprehensive loss	$ (135,922)	$ (30,934)	$ (20,041)